SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Redeemable Noncontrolling Interest [Table Text Block]
The following table provides a reconciliation of the redeemable non-controlling interests:

January 1, 2014	$23,529
Net income attributable to redeemable non-controlling interests	154
Foreign currency translation adjustments	(1,496)
Net change in fair value	(3,863)
Cash paid in conjunction with liabilities related to acquisitions of activities	(5,364)
Change due to loss of control in subsidiary	(2,806)
Consolidation of redeemable non-controlling interests	159

December 31, 2014	$10,313

Property Plant and Equipment Depreciation Rate [Table Text Block]
Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	7-33 (mainly 33%)
Office furniture and equipment	6-20
Motor vehicles	14-15
Buildings	2-4
Leasehold improvements	Over the shorter of the lease term or useful economic life

Schedule Of Other Intangible Assets [Table Text Block]	The useful life of intangible assets is as follows
Years

Customer relationship and acquired technology	3-15
Capitalized courses development costs	5-6
Brand names	5
Other intangibles	2-10
Patent	10

Magic [Member]
Share Based Compensation Stock Options Activity Binomial Model [Table Text Block]
Magic (the Binomial model):

	Year ended December 31,
	2013	2014

Dividend yield	0%	0%
Expected volatility	32%-59%	32% - 59%
Risk-free interest rate(1)	0.1%-2.6%	0.1%-2.6%
Expected forfeiture (employees)	-	-
Expected forfeiture (executives)	-	-
Contractual term of up to	10 years	10 years
Suboptimal exercise multiple(2) (employees)	2	-
Suboptimal exercise multiple(2) (executives)	2	2

1)	The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term to the contractual term of the options.

2)
The suboptimal exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options. This factor is estimated based on employees' historical option exercise behavior.

Sapiens [Member]
Share Based Compensation Stock Options Activity Binomial Model [Table Text Block]
Sapiens (the Binomial model):

	Year ended December 31,
	2012	2013	2014

Contractual life	6 years	6 years	6 years
Expected exercise factor (weighted average)	1.5-2	1.5-2	1.5-2
Dividend yield	0%	0%	0%
Expected volatility (weighted average)	60%	54.29%	48.94%
Risk-free interest rate	0.2%-1.0%	0.95%-2.1%	1.82-1.85%